Note 6 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2015	1,066,630,849	(201,940,961)	864,689,888
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	44,432,663	—	44,432,663
Disposals	(591,137)	—	(591,137)
Impairment loss	(34,859,054)	29,123,968	(5,735,086)
Depreciation for the year	—	(39,096,589)	(39,096,589)

Balance, December 31, 2016	1,075,613,321	(211,913,582)	863,699,739
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	55,302,364	—	55,302,364
Impairment loss	(29,222,564)	22,761,291	(6,461,273)
Disposal	(11,557,252)	—	(11,557,252)
Depreciation for the year	—	(38,921,672)	(38,921,672)

Balance, December 31, 2017	1,090,135,869	(228,073,963)	862,061,906